Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

Note 3: Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial  statements in conformity  with generally  accepted accounting principles requires management to make estimates and assumptions that affect  the  reported  amounts  of assets  and  liabilities  and disclosure  of contingent  assets and  liabilities at the date of the financial  statements and reported  amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Cash

The Company considers all highly liquid investments with maturities from date of purchase of three months or less to be cash equivalents. Cash consists of balances on deposit with domestic banks.

Inventory- Residential Properties

Pre-renovated residential properties acquisitions, materials, other direct costs, interests and other indirect costs related to acquisition and renovation of the real estate properties are capitalized. A flat renovation fee per property is charged by Diversified Group Partnership Management, LLC ("DGPM") which is owned by the Company’s Co-Chief Executive Officers Joel Wilson and Michael Kazee to the Company. The fee is based on the average renovations DGPM performs on a home and is prorated if renovations on a property are not complete as of the end of the period. Capitalized costs of residential properties which are held for sale are recorded at the lower of its carrying amount or fair value less cost to sell.  Other costs like marketing, etc. incurred in connection with renovated real estate properties and other selling and administrative costs are charged to earnings when incurred.  If the Company has a continuing obligation to complete renovations subsequent to the sale of the property, an estimate of the costs to complete are charged to cost of sales with a corresponding liability at the time of sale.

Revenue Recognition

Sales of the Company’s real estate property occurs through the use of a sales contract where revenues from renovated real estate property sales is recognized upon closing of the sale.  In accordance with Accounting Standard 360 Property, Plant, and Equipment, Issue 20 Real Estate Sales (“AS 360-20”), the Company uses the accrual method and recognizes revenue on the sale of its renovated properties when the earnings process is complete and the collectability of the sales price and additional proceeds is reasonably assured, which is typically when the sale of the property closes.

The Company sells most of its real estate properties through land contracts where the Company conveys to the purchaser real estate by a warranty deed if the purchaser pays a down payment on the delivery of the contract and pays the remaining sales amount over 30 years at a specified interest rate. During the time when payments are made, the purchaser has use of the real estate.  In the event of a default by the purchaser, the Company may void the contract and the property and all the payments made under the contract would be forfeited to the Company as rental for the use of the real estate and the Company may declare all amounts remaining unpaid under the contract due and payable.  In accordance with AS 360-20, the Company accounts for these Land Contract sales under the deposit method as the Company does not transfer to the purchaser all the risk and rewards of ownership of the real estate upon the sale of the property.  For a sale under the deposit method, the Company does not initially record a profit on the sale, does not record a notes receivable, continues to carry the property as an asset on it financial statements, and will recognize the down payment and subsequent monthly payments as a Deposit liability.

In accordance with AS 360-20, the Company recognizes profit on these land contracts when the earnings process is complete and the collectability of the sales price and additional proceeds is reasonably assured. This will typically occur when the purchase price and all interest is paid in full and legal title to the property has transferred to the purchaser.

The Company also enters into sales of land contract interests where the Company transfers and delivers to the purchaser full interest in the land contracts noted above, including the transfer of full and legal title to the underlying properties and the right to receive the future payments made under the land contract.

In accordance with AS 360-20, the Company recognizes profit on these sales of land contract interests when the earnings process is complete and the collectability of the sales price and additional proceeds is reasonably assured. This typically occurs when the purchase price and is paid in full and legal title to the property has transferred to the land contract interest purchaser. Additionally, when the earnings process is complete, any down payments and monthly land contract income previously received and recorded as a deposit liability is recognized as revenue. Any down payment or monthly land contract income received and recorded as a deposit liability that was borrowed from a related party is recorded as an equity recapitalization.

Net Loss per Share

Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. As the Company is in a net loss position, there are no outstanding potentially dilutive securities that would cause diluted earnings per share to differ from basic earnings per share.

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company applies the authoritative guidance in accounting for uncertainty in income taxes recognized in the financial statements. This guidance prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more-likely-than-not” to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement.

Note 3:  Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial  statements in conformity  with generally  accepted accounting principles requires management to make estimates and assumptions that affect  the  reported  amounts  of assets  and  liabilities  and disclosure  of contingent  assets and  liabilities at the date of the financial  statements and reported  amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Cash

The Company considers all highly liquid investments with maturities from date of purchase of three months or less to be cash equivalents. Cash consists of balances on deposit with domestic banks.

Inventory- Residential Properties

Pre-renovated residential properties acquisitions, materials, other direct costs, interests and other indirect costs related to acquisition and renovation of the real estate properties are capitalized. Indirect costs of renovating several real estate properties are allocated to individual real estate based on their relative sales value. Capitalized costs of residential properties which is held for sale are recorded at the lower of its carrying amount or fair value less cost to sell.  Other costs like marketing, etc. incurred in connection with renovated real estate properties and other selling and administrative costs are charged to earnings when incurred.  If the Company has a continuing obligation to complete renovations subsequent to the sale of the property, an estimate of the costs to complete are charged to cost of sales with a corresponding liability at the time of sale.

Revenue Recognition

Sales of the Company’s real estate property occurs through the use of a sales contract where revenues from renovated real estate property sales is recognized upon closing of the sale.  In accordance with Accounting Standard 360 Property, Plant, and Equipment, Issue 20 Real Estate Sales (“AS 360-20”), the Company uses the accrual method and recognizes revenue on the sale of its renovated properties when the earnings process is complete and the collectability of the sales price and additional proceeds is reasonably assured, which is typically when the sale of the property closes.

The Company sells most of its real estate properties through land contracts where the Company conveys to the purchaser real estate by a warranty deed if the purchaser pays a down payment on the delivery of the contract and pays the remaining sales amount over 30 years at a specified interest rate. During the time when payments are made, the purchaser has use of the real estate.  In the event of a default by the purchaser, the Company may void the contract and the property and all the payments made under the contract would be forfeited to the Company as rental for the use of the real estate and the Company may declare all amounts remaining unpaid under the contract due and payable.  In accordance with AS 360-20, the Company accounts for these Land Contract sales under the deposit method as the Company does not transfer to the purchaser all the risk and rewards of ownership of the real estate upon the sale of the property.  For a sale under the deposit method, the Company does not initially record a profit on the sale, does not record a notes receivable, continues to carry the property as an asset on it financial statements, and will recognize the down payment and subsequent monthly payments as a Deposit liability.

In accordance with AS 360-20, the Company recognizes profit on these land contracts when the earnings process is complete and the collectability of the sales price and additional proceeds is reasonably assured.  This will typically occur when the purchase price and all interest is paid in full and legal title to the property has transferred to the purchaser.

The Company also enters into sales of land contract interests where the Company transfers and delivers to the purchaser full interest in the land contracts noted above, including the transfer of full and legal title to the underlying properties and the right to receive the future payments made under the land contract, upon full payment of the land contract interest purchase price.  Payments of the land contract interest purchase price typically occur over a period of time in unequal and irregular installments and are recorded as deposit liabilities per the deposit method until the earnings process is complete as the Company does not transfer to the purchaser all the risk and rewards of ownership of the real estate upon the sale of the property.

In accordance with AS 360-20, the Company recognizes profit on these sales of land contract interests when the earnings process is complete and the collectability of the sales price and additional proceeds is reasonably assured.  This typically occurs when the purchase price and is paid in full and legal title to the property has transferred to the land contract interest purchaser.  Additionally, when the earnings process is complete, any down payments and monthly land contract income previously received and recorded as a deposit liability is recognized as revenue.  Any down payment or monthly land contract income received and recorded as a deposit liability that was borrowed from a related party is recorded as an equity recapitalization.

Net Loss per Share

Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. As the Company is in a net loss position, there are no outstanding potentially dilutive securities that would cause diluted earnings per share to differ from basic earnings per share.

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company applies the authoritative guidance in accounting for uncertainty in income taxes recognized in the financial statements. This guidance prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more-likely-than-not” to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company has established a valuation allowance for all deferred tax assets (consisting of net operating loss carryforwards) as of June 30, 2011 as it has not determined that such assets are likely to be realized.

Recently Issued Accounting Standards

In October 2009, the FASB issued Accounting Standards Update (“ASU”) No. 2009-13, “Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force” (“ASU 2009-13”), which provides guidance on whether multiple deliverables exist, how the arrangement should be separated, and the consideration allocated. ASU 2009-13 requires an entity to allocate revenue in an arrangement using estimated selling prices of deliverables if a vendor does not have vendor-specific objective evidence or third-party evidence of selling price. ASU 2009-13 was effective for the first annual reporting period beginning on or after June 15, 2010 and could be applied retrospectively for all periods presented or prospectively to arrangements entered into or materially modified after the adoption date. Early adoption was permitted provided that the revised guidance was retroactively applied to the beginning of the year of adoption. ASU 2009-13 was effective for the Company on January 1, 2011. The adoption of these amendments did not have any impact on the consolidated financial statements.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”), which amends ASC 820, Fair Value Measurement. ASU 2011-04 does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within U.S. GAAP or IFRSs. ASU 2011-04 changes the wording used to describe many requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, ASU 2011-04 clarifies the FASB’s intent about the application of existing fair value measurements. ASU 2011-04 is effective for reporting periods beginning after December 15, 2011, and is applied prospectively.  The Company is in the process of evaluating the impact that the adoption of ASU 2011-04 will have on the financial statements.

In June 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05). The provisions of ASU 2011-05 amend FASB ASC Topic 220 “Comprehensive Income” to eliminate the current option to present the components of other comprehensive income in the statement of changes in equity, and require the presentation of net income and other comprehensive income (and their respective components) either in a single continuous statement or in two separate but consecutive statements. The amendments do not alter any current recognition or measurement requirements with respect to items of other comprehensive income. ASU 2011-05 is effective for reporting periods beginning after December 15, 2011, with early adoption permitted. The Company is in the process of evaluating the impact that the adoption of ASU 2011-05 will have on the financial statements.